Annual Total Returns[BarChart] - Invesco Limited Term Municipal Income - Class A2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.12%	5.26%	(0.52%)	4.65%	1.65%	(0.31%)	2.68%	1.13%	4.34%	3.72%